Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 100,715	$ 30,635	$ 3,770	$ 135,120
Endako Mine [Member]
Total	730		200	930
Kemess Project [Member]
Total	350		250	600
Mount Milligan Mine [Member]
Total	7,410	2,000	640	10,050
Oksut Mine [Member]
Total	91,645	$ 28,635	580	120,860
Other Projects [Member]
Total			380	380
Thompson Creek Mine [Member]
Total	$ 580		400	980
Goldfield Project [Member]
Total			980	980
Oakley, Cherry Creek, Jones Creek and Green Springs [Member]
Total			$ 340	$ 340